Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per share
	Year ended December 31
	2021	2020	2019

Loss attributable to Company’s owners (U.S. dollars in thousands)	(13,125)	(7,845)	(12,998)
The weighted average of the number of ordinary shares in issue (in thousands)	27,106	11,074	340
Basic loss per share (U.S. dollar)	(0.48)	(0.71)	(38.23)

Schedule of diluted loss per share
	Year ended December 31
	2021	2020	2019

Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(13,125)	(7,845)	(12,998)
Adjustment in respect of the finance income relating to B warrants and warrants (U.S. dollars in thousands)	-	-	(1,462)
Adjustment in respect of the finance income relating to convertible debentures (U.S. dollars in thousands)	-	(1,692)	-
	(13,125)	(9,537)	(14,460)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	27,106	11,074	340
Adjustment in respect of the incremental shares assuming the conversion to B warrants and warrants (in thousands)	-		11
Adjustment respect of the incremental shares assuming the conversion to convertible debentures (in thousands)	-	1,911	-
	27,106	12,985	351
Diluted loss per share (U.S. dollar)	(0.48)	(0.84)	(41.25)